Other Non Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
OTHER NON-CURRENT ASSETS:
Deferred mobilization expenses	$ 75,532	$ 73,806
Security deposits for derivatives	550	550
Prepaid investments	48,097	21,554
Other	0	7,525
Total	$ 124,179	$ 103,435